Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40540
Entity Registrant Name	Atour Lifestyle Holdings Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1st Floor, Wuzhong Building,
Entity Address, Adress Line Two	618 Wuzhong Road,
Entity Address, Address Line Three	Minhang District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201103
Entity Address, Country	CN
Entity Common Stock, Shares Outstanding	414,557,854
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	1186
Auditor Name	KPMG Huazhen LLP
Auditor Location	Shanghai, China
Entity Central Index Key	0001853717
Document Fiscal Period Focus	FY
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
ADS
Document and Entity Information
Title of 12(b) Security	American depositary shares, each ADS represents three Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	ATAT
Security Exchange Name	NASDAQ
Class A ordinary shares
Document and Entity Information
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Business Contact
Document and Entity Information
Entity Address, Address Line One	20th Floor, Wuzhong Building,
Entity Address, Adress Line Two	618 Wuzhong Road
Entity Address, Address Line Three	Minhang District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201103
Entity Address, Country	CN
Contact Personnel Name	Haijun Wang
Country Region	86
City Area Code	021
Local Phone Number	64059928
Contact Personnel Email Address	IR@yaduo.com